UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number   811-02064
                                  ----------------------------------------------

                          PAX WORLD BALANCED FUND, INC.
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

       222 State Street, Portsmouth, NH                            03801-3853
--------------------------------------------------------------------------------
   (Address of principal executive offices)                        (Zip code)

                           Pax World Management Corp.
                   222 State Street, Portsmouth, NH 03801-3853
                   Attn.: Laurence A. Shadek, Thomas W. Grant
--------------------------------------------------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code:    800-767-1729
                                                   -----------------------------

Date of fiscal year end:       December 31
                        --------------------------------------------------------

Date of reporting period:      September 30, 2005
                         -------------------------------------------------------

         Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to Rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

         A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

Item 1.     Schedule of Investments.

                                                                                 Schedule of Investments (Unaudited)
                                                                                                 September 30, 2005
PAX WORLD BALANCED FUND, INC.

PERCENT OF NET ASSETS,                                                             NUMBER
NAME OF ISSUER AND TITLE OF ISSUE                                               OF SHARES                     VALUE
----------------------------------------------------------------------------------------------------------------------

               STOCKS: 66.7%

               COMMON STOCKS: 66.5%

CONSUMER DISCRETIONARY: 5.2%
               Bed Bath & Beyond, Inc. (a)                                        125,000            $    5,022,500
               BJ'S Wholesale Club, Inc. (a)                                      350,000                 9,730,000
               Comcast Corp. Class A (a)                                          250,000                 7,345,000
               Comcast Corp. Class A Special (a)                                  250,000                 7,195,000
               Four Seasons Hotels, Inc.                                          100,000                 5,740,000
               Gamestop Corp. Class A (a)                                         200,000                 6,294,000
               Honda Motor LTD ADR                                                175,000                 4,970,000
               Koninklijke Philips Electronics NV ADR                             650,000                17,342,000
               Petco Animal Supplies, Inc. (a)                                    150,000                 3,174,000
               Staples, Inc.                                                      975,000                20,787,000
               Toyota Motor Credit Corp. ADR                                      100,000                 9,237,000
                                                                                                     --------------

                                                                                                         96,836,500
                                                                                                     --------------

CONSUMER STAPLES: 6.6%
               Corn Products International, Inc.                                  760,800                15,345,336
               CVS Corp.                                                          600,000                17,406,000
               Estee Lauder Cos., Inc                                             250,000                 8,707,500
               Gillette Co.                                                       375,000                21,825,000
               Kimberly-Clark Corp.                                               350,000                20,835,500
               McCormick + Co., Inc.                                              350,000                11,420,500
               PepsiCo, Inc.                                                      300,000                17,013,000
               Supervalu, Inc.                                                    300,000                 9,336,000
                                                                                                     --------------

                                                                                                        121,888,836
                                                                                                     --------------

ENERGY: 8.5%
               Apache Corp.                                                       350,000                26,327,000
               Baker Hughes, Inc.                                                 375,000                22,380,000
               BP PLC ADR                                                         200,000                14,170,000
               Cal Dive International, Inc. (a)                                   200,000                12,682,000
               Chesapeake Energy Corp.                                            650,000                24,862,500
               Equitable Resources, Inc.                                          500,000                19,530,000
               Questar Corp.                                                      250,000                22,030,000
               Suncor Energy, Inc.                                                 75,000                 4,539,750
               Tidewater, Inc.                                                    220,200                10,717,134
                                                                                                     --------------

                                                                                                        157,238,384
                                                                                                     --------------

FINANCIALS: 3.0%
               Capital Automotive REIT                                            194,400                 7,525,224
               Fannie Mae                                                          75,000                 3,361,500
               Hospitality Properties Trust                                       200,000                 8,572,000
               Jefferson-Pilot Corp.                                              250,000                12,792,500
               National City Corp.                                                243,200                 8,132,608
               SLM Corp.                                                          125,000                 6,705,000
               St. Joe Co.                                                        150,000                 9,367,500
                                                                                                     --------------

                                                                                                         56,456,332
                                                                                                     --------------

                                                                     Schedule of Investments (Unaudited), continued
                                                                                                 September 30, 2005
PAX WORLD BALANCED FUND, INC.

PERCENT OF NET ASSETS,                                                             NUMBER
NAME OF ISSUER AND TITLE OF ISSUE                                               OF SHARES                     VALUE
----------------------------------------------------------------------------------------------------------------------

               COMMON STOCKS, continued

HEALTH CARE: 12.5%
               Abbott Laboratories, Inc.                                          275,000            $   11,660,000
               Amgen, Inc. (a)                                                    400,000                31,868,000
               Astrazeneca PLC ADR                                                300,000                14,130,000
               Baxter International, Inc.                                         250,000                 9,967,500
               Becton Dickinson & Co.                                             127,100                 6,663,853
               Caremark Rx, Inc. (a)                                              600,000                29,958,000
               Glaxosmithkline PLC ADR                                            300,000                15,384,000
               Johnson & Johnson, Inc.                                            275,000                17,402,000
               Medtronic, Inc.                                                    350,000                18,767,000
               Senomyx, Inc. (a)                                                  150,000                 2,554,500
               Stryker Corp.                                                      350,000                17,300,500
               Sybron Dental Specialties, Inc. (a)                                250,000                10,395,000
               UnitedHealth Group, Inc.                                           200,000                11,240,000
               Wellpoint Health Networks, Inc. (a)                                450,000                34,119,000
                                                                                                     --------------

                                                                                                        231,409,353
                                                                                                     --------------

INDUSTRIALS: 4.6%
               American Standard Cos., Inc.                                       415,300                19,332,215
               Chicago Bridge & Iron Co. NV                                       650,000                20,208,500
               Donnelley R R & Sons Co.                                           200,000                 7,414,000
               Pentair, Inc.                                                      500,000                18,250,000
               Ryder Systems, Inc.                                                333,300                11,405,526
               TNT NV ADR                                                         325,000                 8,154,250
                                                                                                     --------------

                                                                                                         84,764,491
                                                                                                     --------------

INFORMATION TECHNOLOGY: 14.3%
               Accenture Ltd. Class A                                             500,000                12,730,000
               Amdocs Ltd. (a)                                                    325,000                 9,012,250
               Applied Materials, Inc.                                            750,000                12,720,000
               CheckFree Corp. (a)                                                325,000                12,291,500
               Check Point Software Technologies, Ltd. (a)                        300,000                 7,296,000
               Cisco Systems, Inc. (a)                                          1,150,000                20,619,500
               Citrix Systems, Inc. (a)                                           500,000                12,570,000
               Dell, Inc. (a)                                                     550,000                18,810,000
               EMC Corp. (a)                                                    1,950,000                25,233,000
               Entegris Inc. (a)                                                  594,920                 6,722,596
               Fair Isaac Corp.                                                   350,000                15,680,000
               Fiserv, Inc. (a)                                                   463,511                21,261,249
               Intuit, Inc. (a)                                                   350,000                15,683,500
               Microsoft Corp.                                                    700,000                18,011,000
               Nam Tai Electronics                                                325,000                 8,264,750
               QUALCOMM, Inc.                                                     475,000                21,256,250
               SAP Aktiengesellschaft ADR                                         350,000                15,165,500
               Seagate Technology                                                 500,000                 7,925,000
               Secure Computing Corp. (a)                                         295,000                 3,348,250
                                                                                                     --------------

                                                                                                        264,600,345
                                                                                                     --------------

MATERIALS: 4.1%
               Aracruz Celulose SA ADR                                            175,000                 7,101,500
               Cemex SA ADR                                                       623,476                32,607,795
               Masco Corp.                                                        350,000                10,738,000
               Maverick Tube Corp. (a)                                            166,800                 5,004,000
               Nucor Corp.                                                        150,000                 8,848,500
               Sealed Air Corp. (a)                                               250,000                11,865,000
                                                                                                     --------------

                                                                                                         76,164,795
                                                                                                     --------------

                                                                     Schedule of Investments (Unaudited), continued
                                                                                                 September 30, 2005
PAX WORLD BALANCED FUND, INC.

PERCENT OF NET ASSETS,                                                             NUMBER
NAME OF ISSUER AND TITLE OF ISSUE                                               OF SHARES                     VALUE
----------------------------------------------------------------------------------------------------------------------

               COMMON STOCKS, continued

TELECOMMUNICATION SERVICES: 4.6%
               Alltel Corp.                                                        75,000            $    4,883,250
               America Movil SA ADR                                             1,275,000                33,558,000
               BT Group ADR                                                       413,900                16,406,996
               France Telecom ADR                                                 201,200                 5,784,500
               Philippine Long Dist Tel Co. ADR                                    99,900                 3,041,955
               Telefonos de Mexico SA ADR
                   (representing ordinary shares L)                               500,000                10,635,000
               Vodafone Group PLC ADR                                             400,000                10,388,000
                                                                                                     --------------

                                                                                                         84,697,701
                                                                                                     --------------

UTILITIES: 3.1%
               Aqua America, Inc.                                                 332,875                12,655,908
               KeySpan Corp.                                                      300,000                11,034,000
               Peoples Energy Corp.                                                92,700                 3,650,526
               UGI Corp.                                                          500,000                14,075,000
               Veolia Environment ADR                                             375,000                15,922,500
                                                                                                     --------------

                                                                                                         57,337,934
                                                                                                     --------------
TOTAL COMMON STOCKS
               (Cost $871,736,914)                                                                    1,231,394,671
                                                                                                     --------------

               PREFERRED STOCKS: 0.1%

FINANCIALS: 0.2%
               Federal Home Loan Mortgage Corp., Series B                          25,000                 1,000,000
               HRPT Properties Trust, Series B                                     50,000                 1,325,500
               Regency Centers Corp.                                               32,000                   819,200
                                                                                                     --------------

TOTAL PREFERRED STOCKS
               (Cost $3,274,740)                                                                          3,144,700
                                                                                                     --------------

TOTAL STOCKS
               (Cost $875,011,654)                                                                    1,234,539,371
                                                                                                     --------------



               BONDS: 29.7%                                                     PRINCIPAL
                                                                                   AMOUNT
               MORTGAGE-BACKED SECURITIES:4.8%

               U.S. GOVERNMENT MORTGAGE-BACKED: 4.6%

FREDDIE MAC (MORTGAGE-BACKED): 1.1%
               5.000%, due July 1, 2007                                       $   245,233                   247,358
               4.500%, due March 1, 2008                                        1,180,384                 1,180,124
               4.500%, due April 1, 2008                                        1,396,102                 1,395,795
               3.500%, due May 1, 2008                                          1,610,213                 1,559,890
               5.000%, due October 1, 2008                                      1,638,220                 1,651,497
               4.000%, due September 1, 2010                                    3,712,351                 3,643,323
               4.000%, due May 1, 2014                                          2,894,799                 2,814,424
               4.000%, due September 1, 2018                                      943,088                   906,911
               4.500%, due September 1, 2018                                    1,447,018                 1,419,462
               5.000%, due October 1, 2018                                      1,389,568                 1,386,893
               5.500%, due October 1, 2018                                        752,716                   763,921
               5.500%, due October 1, 2018                                        855,038                   867,766
               5.000%, due November 1, 2018                                       796,725                   795,192
               5.000%, due November 1, 2018                                       704,866                   703,509
               6.500%, due May 1, 2029                                            519,648                   536,040
               6.500%, due December 1, 2029                                       429,169                   442,707
               6.500%, due June 1, 2032                                           693,484                   713,839
                                                                                                     --------------

                                                                                                         21,028,651
                                                                                                     --------------

FANNIE MAE (MORTGAGE-BACKED): 3.5%
               5.500%, due December 1, 2011                                     1,051,397                 1,063,929
               5.000%, due January 1, 2014                                      2,033,456                 2,041,498
               5.000%, due February 1, 2014                                     1,381,691                 1,387,156
               5.500%, due October 1, 2014                                      2,582,554                 2,624,242
               5.500%, due November 1, 2014                                     2,906,352                 2,953,267
               5.000%, due April 1, 2018                                        4,714,152                 4,704,992
               4.500%, due July 1, 2018                                         5,139,577                 5,041,757
               5.000%, due November 1, 2018                                       227,228                   226,787
               5.000%, due November 1, 2018                                       967,384                   965,505
               5.000%, due November 1, 2018                                     1,024,668                 1,022,677
               5.000%, due February 1, 2019                                     2,593,118                 2,587,212
               5.000%, due April 1, 2019                                        1,067,073                 1,064,643
               5.000%, due June 1, 2019                                         2,410,271                 2,404,782
               5.500%, due July 1, 2019                                         2,385,878                 2,421,286
               4.500%, due November 1, 2019                                     2,731,302                 2,676,499
               5.000%, due January 1, 2020                                      2,322,093                 2,316,804
               5.000%, due March 1, 2020                                        2,803,277                 2,796,843
               5.000%, due October 1, 2023                                      2,308,732                 2,280,380
               4.500%, due January 1, 2025                                      1,920,856                 1,852,686
               5.000%, due June 1, 2025                                         2,930,730                 2,892,440
               8.000%, due May 1, 2030                                            253,349                   270,868
               6.500%, due June 1, 2032                                           645,474                   665,074
               4.000%, due November 1, 2033                                     3,671,668                 3,387,059
               4.272%, due January 1, 2035                                      4,861,176                 4,785,952
               6.000%, due April 1, 2035                                        2,765,053                 2,811,886
               4.656%, due June 1, 2035                                         1,989,150                 1,969,729
               5.000%, due June 1, 2035                                         1,551,381                 1,518,996
               5.000%, due July 1, 2035                                         1,684,442                 1,649,280
               5.000%, due August 1, 2035                                       1,646,563                 1,612,190
                                                                                                     --------------

                                                                                                         63,996,419
                                                                                                     --------------

               COMMERCIAL MORTGAGE-BACKED:  0.2%

               Nomura Asset Securities Corp.
                    6.590%, due March 15, 2030                                  3,000,000                 3,134,615
                                                                                                     --------------

TOTAL MORTGAGE-BACKED SECURITIES
               (Cost $88,822,045)                                                                        88,159,685
                                                                                                     --------------

                                                                     Schedule of Investments (Unaudited), continued
                                                                                                 September 30, 2005
PAX WORLD BALANCED FUND, INC.

PERCENT OF NET ASSETS,                                                          PRINCIPAL
NAME OF ISSUER AND TITLE OF ISSUE                                                  AMOUNT                     VALUE
----------------------------------------------------------------------------------------------------------------------

               U.S. GOVERNMENT AGENCY BONDS: 19.1%

FEDERAL FARM CREDIT BANK: 1.7%
               3.700%, due October 27, 2008                                   $ 3,000,000            $    2,932,995
               4.550%, due April 26, 2010                                       5,000,000                 4,960,700
               4.480%, due June 21, 2010                                        3,000,000                 2,935,422
               4.950%, due May 9, 2012                                          7,000,000                 6,894,391
               4.950%, due May 16, 2012                                         5,000,000                 4,908,105
               4.950%, due June 20, 2012                                        3,000,000                 2,948,349
               4.990%, due January 28, 2015                                     1,000,000                   987,761
               5.300%, due June 22, 2015                                        3,000,000                 2,945,985
               5.500%, due August 17, 2020                                      1,500,000                 1,502,022
                                                                                                     --------------

                                                                                                         31,015,730
                                                                                                     --------------

FEDERAL HOME LOAN BANK SYSTEM: 10.1%
               2.200%, due April 28, 2006                                       4,000,000                 3,953,868
               2.625%, due January 30, 2007                                     3,000,000                 2,932,713
               4.135%, due March 29, 2007                                       5,815,000                 5,789,309
               3.280%, due May 7, 2007                                          3,000,000                 2,949,174
               3.100%, due May 21, 2007                                         5,000,000                 4,899,045
               2.750%, due July 23, 2007                                        3,000,000                 2,914,986
               4.250%, due August 8, 2007                                       3,000,000                 2,985,939
               4.000%, due September 24, 2007                                   3,000,000                 2,978,064
               4.350%, due September 28, 2007                                   2,000,000                 1,993,580
               4.375%, due October 10, 2007                                     2,855,000                 2,847,271
               4.000%, due January 28, 2008                                     1,500,000                 1,484,697
               3.520%, due January 30, 2008                                     3,000,000                 2,940,828
               4.500%, due February 15, 2008                                    2,000,000                 1,983,080
               3.200%, due March 3, 2008                                        3,000,000                 2,915,589
               3.700%, due April 2, 2008                                        5,000,000                 4,910,235
               3.500%, due April 21, 2008                                       4,000,000                 3,891,668
               3.530%, due April 29, 2008                                       4,000,000                 3,912,988
               4.100%, due July 14, 2008                                        4,000,000                 3,920,268
               3.375%, due July 21, 2008                                        5,000,000                 4,846,655
               3.510%, due July 22, 2008                                        2,500,000                 2,439,090
               4.560%, due August 12, 2008                                      2,635,000                 2,624,900
               3.750%, due August 14, 2008                                      2,750,000                 2,723,581
               3.750%, due October 21, 2008                                     5,000,000                 4,850,220
               4.100%, due November 17, 2008                                    3,000,000                 2,961,282
               4.125%, due November 17, 2008                                    3,000,000                 2,962,944
               4.250%, due December 3, 2008                                     3,000,000                 2,970,495
               4.000%, due December 11, 2008                                    1,000,000                   994,746
               4.000%, due January 29, 2009                                     3,000,000                 2,950,893
               3.790%, due February 13, 2009                                    4,000,000                 3,910,012
               3.750%, due March 24, 2009                                       3,000,000                 2,909,910
               2.000%, due April 15, 2009                                       4,000,000                 3,953,896
               3.250%, due May 12, 2009                                         6,000,000                 5,935,302
               3.750%, due August 21, 2009                                      3,000,000                 2,994,504
               4.520%, due August 26, 2009                                      3,000,000                 2,979,501
               4.000%, due October 19, 2009                                     3,000,000                 2,938,362
               4.350%, due February 16, 2010                                    3,000,000                 2,961,930
               4.450%, due February 24, 2010                                    3,000,000                 2,967,825
               5.000%, due February 25, 2010                                    2,740,000                 2,740,162
               5.040%, due June 7, 2010                                         3,000,000                 2,998,650
               4.500%, due July 27, 2010                                        4,100,000                 4,042,608
               4.500%, due August 4, 2010                                       3,000,000                 2,966,343
               4.625%, due October 7, 2010                                      5,000,000                 4,953,485
               4.875%, due November 15, 2011                                    6,000,000                 6,065,688
               4.875%, due December 1, 2011                                     3,250,000                 3,224,072
               4.270%, due January 17, 2012                                     3,000,000                 2,916,279
               4.950%, due January 26, 2012                                     3,000,000                 2,972,955
               4.800%, due March 9, 2012                                        3,000,000                 2,970,009
               4.950%, due March 15, 2012                                       3,000,000                 2,983,698
               5.250%, due May 3, 2012                                          5,000,000                 4,988,230
               4.650%, due June 29, 2012                                        3,000,000                 2,936,277
               4.770%, due July 6, 2012                                         2,000,000                 1,968,000
               4.800%, due July 19, 2012                                        3,500,000                 3,438,152
               5.300%, due August 16, 2012                                      3,000,000                 2,995,812
               5.100%, due September 21, 2012                                   2,000,000                 1,994,444
               5.450%, due April 27, 2015                                       3,000,000                 3,001,305
               5.250%, due July 14, 2016                                        3,000,000                 2,954,010
               4.000%, due July 16, 2018                                        1,000,000                   951,716
                                                                                                     --------------

                                                                                                        186,141,245
                                                                                                     --------------

FREDDIE MAC (AGENCY): 3.4%
               3.800%, due June 28, 2007                                        3,000,000                 2,972,325
               3.000%, due August 15, 2007                                      3,000,000                 2,928,093
               4.050%, due September 24, 2007                                   2,500,000                 2,479,720
               2.500%, due December 24, 2007                                    2,500,000                 2,402,438
               3.250%, due March 14, 2008                                       3,000,000                 2,910,489
               3.500%, due April 15, 2008                                       5,305,000                 5,191,298
               4.125%, due August 19, 2008                                      7,000,000                 6,926,745
               4.000%, due January 14, 2009                                     3,000,000                 2,947,599
               3.500%, due April 1, 2009                                        3,000,000                 2,902,107
               4.250%, due May 12, 2009                                         4,000,000                 3,915,384
               4.000%, due August 4, 2009                                       4,000,000                 3,917,288
               4.125%, due November 18, 2009                                    3,000,000                 2,955,441
               3.000%, due November 23, 2009                                    3,765,000                 3,758,972
               4.850%, due December 7, 2009                                     4,000,000                 3,963,980
               4.750%, due December 8, 2010                                     5,000,000                 4,996,735
               5.875%, due March 21, 2011                                       3,000,000                 3,160,332
               6.250%, due March 5, 2012                                        4,000,000                 4,095,212
               5.000%, due July 15, 2014                                        1,500,000                 1,537,860
                                                                                                     --------------

                                                                                                         63,962,018
                                                                                                     --------------

FANNIE MAE (AGENCY): 3.9%
               3.000%, due November 28, 2007                                    3,000,000                 2,984,541
               3.000%, due May 12, 2008                                         3,000,000                 2,933,838
               4.000%, due August 08, 2008                                      3,000,000                 2,949,816
               3.750%, due December 8, 2008                                     3,000,000                 2,930,580
               4.000%, due January 26, 2009                                     4,000,000                 3,932,744
               3.670%, due February 17, 2009                                    7,324,000                 7,296,389
               4.250%, due November 23, 2009                                    2,000,000                 1,961,594
               3.625%, due December 28, 2009                                    4,000,000                 3,952,440
               4.300%, due February 17, 2010                                    3,000,000                 2,966,004
               4.400%, due March 8, 2010                                        3,000,000                 2,966,517
               5.000%, due April 6, 2010                                        4,000,000                 3,998,476
               4.750%, due April 19, 2010                                       3,000,000                 2,989,935
               4.375%, due June 21, 2010                                        6,000,000                 5,905,380
               5.030%, due September 23, 2011                                   5,000,000                 4,985,080
               4.750%, due February 21, 2013                                    6,000,000                 5,958,558
               5.000%, due March 2, 2015                                       10,000,000                 9,955,410
               5.250%, due July 14, 2015                                        4,000,000                 3,951,512
                                                                                                     --------------

                                                                                                         72,618,814
                                                                                                     --------------
TOTAL U.S GOVERNMENT AGENCY BONDS
               (Cost $359,457,631)                                                                      353,737,807
                                                                                                     --------------

                                                                     Schedule of Investments (Unaudited), continued
                                                                                                 September 30, 2005
PAX WORLD BALANCED FUND, INC.

PERCENT OF NET ASSETS,                                                          PRINCIPAL
NAME OF ISSUER AND TITLE OF ISSUE                                                  AMOUNT                     VALUE
----------------------------------------------------------------------------------------------------------------------

               CORPORATE BONDS: 5.8%

CONSUMER DISCRETIONARY: 0.6%
               Lowes Cos., Inc.
                    7.500%, due December 15, 2005                             $ 3,200,000            $    3,219,357
               Tandy Corp.
                    6.950%, due September 1, 2007                               1,094,000                 1,132,953
               Toyota Motor Credit Corp.
                    3.540%, due July 28, 2008                                   3,000,000                 2,981,490
               Toyota Motor Credit Corp.
                    2.750%, due August 6, 2009                                  2,181,810                 2,099,368
               Toyota Motor Credit Corp.
                    4.670%, due January 18, 2015                                2,000,000                 1,921,540
                                                                                                     --------------

                                                                                                         11,354,708
                                                                                                     --------------

CONSUMER STAPLES: 0.6%
               CVS Corp. 144A
                   5.625%, due March 15, 2006 (b)                               1,765,000                 1,773,294
               CVS Corp.
                    3.875%, due November 1, 2007                                5,000,000                 4,923,830
               Estee Lauder Cos., Inc.
                    6.000%, due January 15, 2012                                1,599,000                 1,699,435
               Supervalue, Inc.
                    7.500%, due May 15, 2012                                    3,000,000                 3,281,502
                                                                                                     --------------

                                                                                                         11,678,061
                                                                                                     --------------

FINANCIALS: 1.8%
               AFLAC, Inc.
                    6.500%, due April 15, 2009                                  5,000,000                 5,280,215
               Chubb Corp.
                    3.950%, due April 1, 2008                                   5,000,000                 4,936,215
               CIT Group, Inc.
                    5.500%, due November 30, 2007                              10,000,000                10,171,220
               SLM Corp. Tranche TR 00034
                    4.000%, due January 15, 2009                                4,000,000                 3,932,052
               SLM Corp. Tranche TR 00084
                    4.320%, due June 1, 2009                                    2,000,000                 1,969,140
               SLM Corp. Tranche TR 00079
                    3.810%, due February 1, 2010                                1,700,000                 1,666,000
               SLM Corp. Tranche TR 00061
                    3.850%, due June 23, 2014                                   1,600,000                 1,471,776
               SLM Corp. Tranche TR 00066
                    4.000%, due July 25, 2014                                   3,075,000                 3,006,335
                                                                                                     --------------

                                                                                                         32,432,953
                                                                                                     --------------

HEALTH CARE: 1.3%
               Baxter International, Inc.
                    5.250%, due May 1, 2007                                     5,000,000                 5,042,910
               Bristol Myers Squibb Co.
                    5.750%, due October 1, 2011                                 8,400,000                 8,822,167
               UnitedHealth Group, Inc.
                    5.200%, due January 17, 2007                                4,835,000                 4,862,492
               Wellpoint, Inc.
                    3.750%, due December 14, 2007                               2,000,000                 1,960,318
               Wellpoint, Inc.
                    4.250%, due December 15, 2009                               3,000,000                 2,937,246
                                                                                                     --------------

                                                                                                         23,625,133
                                                                                                     --------------
INDUSTRIALS: 0.4%
               Masco Corp.
                    6.750%, due March 15, 2006                                  2,000,000                 2,020,324
               Pentair, Inc.
                    7.850%, due October 15, 2009                                5,000,000                 5,503,435
                                                                                                     --------------

                                                                                                          7,523,759
                                                                                                     --------------

                                                                     Schedule of Investments (Unaudited), continued
                                                                                                 September 30, 2005
PAX WORLD BALANCED FUND, INC.

PERCENT OF NET ASSETS,                                                          PRINCIPAL
NAME OF ISSUER AND TITLE OF ISSUE                                                  AMOUNT                     VALUE
----------------------------------------------------------------------------------------------------------------------

               BONDS, continued

               CORPORATE BONDS, continued

INFORMATION TECHNOLOGY: 0.2%
               Fiserv, Inc.
                    4.000%, due April 15, 2008                                $ 3,000,000            $    2,925,378
                                                                                                     --------------

TELECOMMUNICATION SERVICES: 0.6%
               British Telecommunication PLC
                    8.125%, due December 15, 2010                               5,000,000                 5,795,475
               CenturyTel, Inc.
                    5.000%, due February 15, 2015                               2,000,000                 1,892,020
               France Telecom SA
                    8.000%, due March 1, 2011                                   3,000,000                 3,410,220
                                                                                                     --------------

                                                                                                         11,097,715
                                                                                                     --------------

UTILITIES: 0.3%
               National Fuel Gas Co.
                    6.303%, due May 27, 2008                                    5,500,000                 5,714,214
                                                                                                     --------------
TOTAL CORPORATE BONDS
               (Cost $108,401,089)                                                                      106,351,921
                                                                                                     --------------
TOTAL BONDS
               (Cost $556,680,765)                                                                      548,249,413
                                                                                                     --------------


               CERTIFICATES OF DEPOSIT: 0.0%

               Self Help Credit Union
                    3.700%, due May 26, 2006                                      250,000                   250,000
               South Shore Bank
                    2.750%, due October 11, 2005                                  500,000                   500,000

TOTAL CERTIFICATES OF DEPOSIT
               (Cost $750,000)                                                                              750,000
                                                                                                     --------------

               COMMERCIAL PAPER: 1.3%

               Alltel Corp.
                    due October 19, 2005                                        5,000,000                 4,990,674

               Constitution State Corporate
                    due October 12, 2005                                        6,000,000                 5,993,235

               McCormick + Co., Inc.
                    due November 29, 2005                                       8,000,000                 7,956,209

               Toyota Motor Credit
                    due October 3, 2005                                         5,000,000                 4,999,014
                                                                                                     --------------
TOTAL COMMERCIAL PAPER
               (Cost $23,939,132)                                                                        23,939,132
                                                                                                     --------------

                                                                                   NUMBER
                                                                                OF SHARES
               MONEY MARKET SHARES: 1.8%

               Pax World Money Market Fund - note B (c)
               (Cost $34,110,848)                                              34,110,848                34,110,848
                                                                                                     --------------

TOTAL INVESTMENTS: 99.5%
               (Cost $1,490,492,399)                                                                  1,841,588,764

               Others assets and liabilities (Net):  0.5%                                                 8,986,833
                                                                                                     --------------

Net Assets: 100.0%                                                                                   $1,850,575,597
                                                                                                     --------------

(a) Non income producing security

(b) Security purchased pursuant to Rule 144A of the Securities Act of 1933 and may be resold only to qualified institutional buyers.

(c) Affiliate - Security is managed by Pax World Management Corp., the Fund's Adviser

ADR American Depository Receipt

VALUATION OF INVESTMENTS

Securities listed on any national, regional or local exchange are valued at the closing prices on such exchanges. Securities listed on the NASDAQ national market system (other than options on stock and stock indices) are valued using the NASDAQ Official Closing Price (the "NOCP"). Shares in money market funds are valued at $1 per share. Certificates of deposit, if any, are valued at cost; accrued interest to September 30, 2005 is included in dividends and interest receivable. Securities and assets for which market quotations are not readily available are valued based on fair value as determined in good faith by the Adviser in accordance with procedures approved by the Board of Directors.

FEDERAL INCOME TAX COST

For Federal income tax purposes, the identified cost of investments, which was substantially the same as the cost for reporting purposes owned at September 30, 2005, as well as the gross unrealized appreciation and depreciation of investments and resulting net unrealized appreciation (depreciation) as of September 30, 2005 was $1,490,492,399, $378,232,281, $(27,135,917) and
$351,096,364, respectively.

INVESTMENT INFORMATION

An "affiliate" is a company in which a fund has ownership of at least 5% of the voting securities. At September 30, 2005, the Fund held the following security of an affiliated company:

Pax World Money Market Fund, Inc.

                                                                                    Dividends from non controlled affiliate
Value at 12/31/04     Purchased Cost     Sold Cost        Value at 9/30/05          for the nine months ended 9/30/05
-----------------     --------------     ---------        ----------------          ---------------------------------------
$38,931,855           $281,603,993       $286,425,000     $34,110,848               $1,212,245

Other information regarding the Fund is available in the Fund's most recent Report to Shareholders. This information is also available on the Fund's website at www.paxworld.com as well as on the website of the Securities and Exchange Commission at www.sec.gov.

Item 2.     Controls and Procedures.

                  (a) It is the conclusion of the Registrant's principal executive officer and principal financial officer (or persons performing similar functions) based on an evaluation of the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) (the "Disclosure Controls") as of a date within 90 days of the filing date of this report on Form N-Q, that such Disclosure Controls are reasonably designed to ensure that information required to be disclosed by the Registrant in this report on Form N-Q has been recorded, processed, summarized and reported within the time periods specified in the rules and forms of the Securities and Exchange Commission and that the information required to be disclosed by the Registrant in this report on Form N-Q has been accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer (or persons performing similar functions), as appropriate to allow timely decisions regarding required disclosure.

                  (b) There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.     Exhibits.

                  Certifications of the principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached hereto.

                                   SIGNATURES

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)   Pax World Balanced Fund, Inc.
            --------------------------------------------------------------------

By (Signature and Title)*   /s/ Thomas W. Grant
                         -------------------------------------------------------
                            Thomas W. Grant, President

Date   November 23, 2005
    ----------------------------------------------------------------------------


         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By (Signature and Title)*   /s/ Thomas W. Grant
                         -------------------------------------------------------
                            Thomas W. Grant, President

Date   November 23, 2005
    ----------------------------------------------------------------------------

By (Signature and Title)*   /s/ Janet L. Spates
                         -------------------------------------------------------
                            Janet L. Spates, Treasurer

Date   November 23, 2005
    ----------------------------------------------------------------------------


*Print the name and title of each signing officer under his or her signature.